Expense Example, No Redemption - Class C	Dec. 31, 2025 USD ($)
Natixis Oakmark International Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 213
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,129
Expense Example, No Redemption, 10 Years	2,240
Vaughan Nelson Small Cap Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	$ 2,187